VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—0.9%
Ziff Davis, Inc.(1)	123,869	$ 7,809
Consumer Discretionary—8.8%
Aptiv plc(1)	80,858	6,440
Best Buy Co., Inc.	61,161	5,017
Domino’s Pizza, Inc.	17,464	8,677
Ford Motor Co.	688,558	9,144
JD.com, Inc. ADR	438,954	12,023
Las Vegas Sands Corp.	82,817	4,282
Li Ning Co., Ltd. Unsponsored ADR	125,047	8,322
Lululemon Athletica, Inc.(1)	12,071	4,716
Rollins, Inc.	183,883	8,508
Whirlpool Corp.	72,030	8,617
		75,746

Consumer Staples—4.0%
Estee Lauder Cos., Inc. (The) Class A	57,273	8,829
McCormick & Co., Inc. Non-voting Shares	111,398	8,556
Target Corp.	48,812	8,650
Tyson Foods, Inc. Class A	144,535	8,488
		34,523

Energy—3.6%
Matador Resources Co.	68,059	4,544
Ovintiv, Inc.	183,349	9,516
TC Energy Corp.	213,316	8,575
World Kinect Corp.	322,511	8,531
		31,166

Financials—20.8%
Capital One Financial Corp.	34,353	5,115
Cincinnati Financial Corp.	78,415	9,737
Citigroup, Inc.	139,306	8,810
Citizens Financial Group, Inc.	374,967	13,608
Commerce Bancshares, Inc.	239,656	12,750
East West Bancorp, Inc.	111,288	8,804
First Financial Bankshares, Inc.	281,439	9,234
Hanover Insurance Group, Inc. (The)	64,581	8,794
Jack Henry & Associates, Inc.	50,351	8,747
Lakeland Financial Corp.	117,872	7,817
MarketAxess Holdings, Inc.	27,558	6,042
MSCI, Inc. Class A	14,813	8,302
Nasdaq, Inc.	145,492	9,181
NN Group N.V. Unsponsored ADR	385,355	8,894
PNC Financial Services Group, Inc. (The)	84,160	13,600
T. Rowe Price Group, Inc.	72,313	8,816
Truist Financial Corp.	455,390	17,751
U.S. Bancorp	294,165	13,149
		179,151

	Shares	Value

Health Care—13.2%
Addus HomeCare Corp.(1)	44,410	$ 4,589
Agilent Technologies, Inc.	60,873	8,858
Bio-Rad Laboratories, Inc. Class A(1)	23,937	8,279
Charles River Laboratories International, Inc.(1)	32,009	8,673
CONMED Corp.	56,481	4,523
Edwards Lifesciences Corp.(1)	179,425	17,146
Globus Medical, Inc. Class A(1)	158,265	8,489
IDEXX Laboratories, Inc.(1)	7,987	4,312
IQVIA Holdings, Inc.(1)	34,445	8,711
Teleflex, Inc.	33,150	7,498
Veeva Systems, Inc. Class A(1)	73,759	17,089
Waters Corp.(1)	23,891	8,224
Zoetis, Inc. Class A	43,805	7,412
		113,803

Industrials—10.7%
Alaska Air Group, Inc.(1)	220,996	9,501
Allegion plc	66,472	8,954
AMETEK, Inc.	25,170	4,604
ExlService Holdings, Inc.(1)	137,208	4,363
Genpact Ltd.	231,779	7,637
L3Harris Technologies, Inc.	41,608	8,867
MonotaRO Co., Ltd. Unsponsored ADR	720,494	8,631
RB Global, Inc.	68,482	5,216
Stanley Black & Decker, Inc.	89,244	8,740
Tetra Tech, Inc.	46,331	8,558
Toro Co. (The)	93,534	8,571
Xylem, Inc.	66,042	8,535
		92,177

Information Technology—5.3%
Dynatrace, Inc.(1)	92,661	4,303
Halma plc Unsponsored ADR	145,565	8,826
Nice Ltd. Sponsored ADR(1)	33,466	8,722
Skyworks Solutions, Inc.	80,049	8,671
Teledyne Technologies, Inc.(1)	19,922	8,553
VeriSign, Inc.(1)	32,929	6,240
		45,315

Materials—8.9%
Ball Corp.	127,689	8,601
Celanese Corp. Class A	28,901	4,967
Eastman Chemical Co.	95,460	9,567
FMC Corp.	139,560	8,890
Kaiser Aluminum Corp.	123,252	11,014
Sealed Air Corp.	231,591	8,615
Stepan Co.	183,886	16,557
Tronox Holdings plc	502,757	8,723
		76,934

Real Estate—12.5%
Alexandria Real Estate Equities, Inc.	136,767	17,631
Crown Castle, Inc.	114,204	12,086
Equity Residential	138,883	8,765
	Shares	Value

Real Estate—continued
Essex Property Trust, Inc.	34,990	$ 8,566
Invitation Homes, Inc.	244,629	8,711
Mid-America Apartment Communities, Inc.	113,859	14,982
National Storage Affiliates Trust	212,270	8,312
Rexford Industrial Realty, Inc.	305,986	15,391
SBA Communications Corp. Class A	20,977	4,546
Sun Communities, Inc.	63,995	8,228
		107,218

Utilities—10.4%
AES Corp. (The)	247,487	4,437
ENN Energy Holdings Ltd. Unsponsored ADR	480,558	14,998
Essential Utilities, Inc.	247,293	9,162
Eversource Energy	281,625	16,833
NextEra Energy, Inc.	292,869	18,717
UGI Corp.	669,089	16,420
WEC Energy Group, Inc.	106,499	8,746
		89,313

Total Common Stocks (Identified Cost $795,817)		853,155

Total Long-Term Investments—99.1% (Identified Cost $795,817)		853,155

TOTAL INVESTMENTS—99.1% (Identified Cost $795,817)		$853,155
Other assets and liabilities, net—0.9%		7,906
NET ASSETS—100.0%		$861,061

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	86%
United Kingdom	3
Canada	3
Cayman Islands	3
Bermuda	1
China	1
Israel	1
Other	2
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$853,155	$853,155
Total Investments	$853,155	$853,155
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3